NET LOSS PER SHARE (Schedule of Computation of Basic and Diluted Net Income Per Share) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net loss attributable to UTStarcom Holdings Corp.	$ (30,264)	$ (22,721)	$ (34,385)
Denominator:
Weighted average shares outstanding-Basic	37,380	39,127	48,513
Potentially dilutive common stock equivalents-stock options and restricted stock (in shares)
Weighted average shares outstanding-Diluted	37,380	39,127	48,513
Net loss per share attributable to UTStarcom Holdings Corp.-Basic(1) (in dollars per share)	$ (0.81)	$ (0.58)	$ (0.71)
Net loss per share attributable to UTStarcom Holdings Corp.-Diluted(1) (in dollars per share)	$ (0.81)	$ (0.58)	$ (0.71)
Parent [Member]
Numerator:
Net loss attributable to UTStarcom Holdings Corp.	$ (30,264)	$ (22,721)	$ (34,385)